SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES

AMERICAN GENERAL LIFE INSURANCE COMPANY

Variable Separate Account

PolarisAmerica Variable Annuity

Polaris Variable Annuity

Polaris Advisor Variable Annuity

Polaris Advisor III Variable Annuity

Polaris Advisory Variable Annuity

Polaris Choice Variable Annuity

Polaris Choice II Variable Annuity

Polaris II Platinum Series Variable Annuity

Polaris II Variable Annuity

Polaris Platinum III Variable Annuity

Polaris Preferred Solution Variable Annuity

Polaris Protector Variable Annuity

Polaris Select Investor Variable Annuity

Variable Annuity Account Four

Anchor Advisor Variable Annuity

Variable Annuity Account Seven

Polaris II A-Class Variable Annuity

Polaris II Asset Manager Variable Annuity

Polaris Plus Variable Annuity

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

FS Variable Separate Account

FSA Advisor Variable Annuity

Polaris Variable Annuity

Polaris II A-Class Platinum Series Variable Annuity

Polaris Choice Variable Annuity

Polaris Platinum III Variable Annuity

Polaris Preferred Solution Variable Annuity

Polaris Select Investor Variable Annuity

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

VALIC Separate Account A

Polaris Choice Elite Variable Annuity

Polaris Platinum Elite Variable Annuity

Please note that not all of the Underlying Funds listed in this supplement may be available in your product. Please check your product’s prospectus for availability.

Effective on or about October 22, 2018, the following Underlying Funds of the Anchor Series Trust (“AST”) and SunAmerica Series Trust (“SAST”) have been renamed as indicated below. Accordingly, all references in the prospectus are replaced as follows:

Former Underlying Fund Name	New Underlying Fund Name	Managed By	Trust
SA Edge Asset Allocation	SA PGI Asset Allocation	Principal Global Investors, LLC	AST
SA Goldman Sachs Multi-Asset Insights Allocation	SA Goldman Sachs Multi-Asset Insights	Goldman Sachs Asset Management, L.P.	SAST

Effective on or about October 22, 2018, the following Target Underlying Funds have been reorganized and merged into the Acquiring Underlying Funds as indicated below. Accordingly, all references in the prospectus to the Target Underlying Funds listed below are hereby replaced with corresponding Acquiring Underlying Funds, respectively.

Target Underlying Fund	Acquiring Underlying Fund	Managed By	Trust
SA Boston Company Capital Growth	SA AB Growth	AllianceBernstein L.P.	SAST
SA Columbia Focused Growth
SA Wellington Growth
SA Wellington Growth and Income
SA Wellington Natural Resources
SA WellsCap Fundamental Growth
SA MFS Telecom Utility	SA Legg Mason BW Large Cap Value	Brandywine Global Investment Management, LLC	SAST

Dated: October 22, 2018

Please keep this supplement with your prospectus.

SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES

AMERICAN GENERAL LIFE INSURANCE COMPANY

Variable Separate Account

Polaris Advantage Variable Annuity

Polaris Advantage II Variable Annuity

Polaris Platinum III Variable Annuity

Polaris Preferred Solution Variable Annuity

Polaris Retirement Protector Variable Annuity

Polaris Choice III Variable Annuity

Polaris Choice IV Variable Annuity

Polaris II Platinum Series Variable Annuity

Polaris Platinum II Variable Annuity

Variable Annuity Account Seven

Polaris Platinum O-Series Variable Annuity

Polaris II A-Class Platinum Series Variable Annuity

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

FS Variable Separate Account

Polaris Advantage Variable Annuity

Polaris Advantage II Variable Annuity

Polaris Choice III Variable Annuity

Polaris Choice IV Variable Annuity

Polaris II Variable Annuity

Polaris II A-Class Platinum Series Variable Annuity

Polaris Platinum III Variable Annuity

Polaris Platinum O-Series Variable Annuity

Polaris Preferred Solution Variable Annuity

Polaris Retirement Protector Variable Annuity

Please note that not all of the Underlying Funds listed in this supplement may be available in your product. Please check your product’s prospectus for availability.

Effective on or about October 22, 2018, the following Underlying Funds of the Anchor Series Trust (“AST”) and SunAmerica Series Trust (“SAST”) have been renamed as indicated below. Accordingly, all references in the prospectus are replaced as follows:

Former Underlying Fund Name	New Underlying Fund Name	Managed By	Trust
SA Edge Asset Allocation	SA PGI Asset Allocation	Principal Global Investors, LLC	AST
SA Goldman Sachs Multi-Asset Insights Allocation	SA Goldman Sachs Multi-Asset Insights	Goldman Sachs Asset Management, L.P.	SAST

Effective on or about October 22, 2018, the following Target Underlying Funds have been reorganized and merged into the Acquiring Underlying Funds as indicated below. Accordingly, all references in the prospectus to the Target Underlying Funds listed below are hereby replaced with corresponding Acquiring Underlying Funds, respectively.

Target Underlying Fund	Acquiring Underlying Fund	Managed By	Trust
SA Boston Company Capital Growth	SA AB Growth	AllianceBernstein L.P.	SAST
SA Columbia Focused Growth
SA Wellington Growth
SA Wellington Growth and Income
SA Wellington Natural Resources
SA WellsCap Fundamental Growth
SA MFS Telecom Utility	SA Legg Mason BW Large Cap Value	Brandywine Global Investment Management, LLC	SAST

If your contract includes a living benefit, the investment requirements for your living benefit may have changed as a result of the fund mergers described above. Please check your product’s prospectus for additional restrictions. You may also contact our Annuity Service Center at 1-800-445-7862.

Dated: October 22, 2018

Please keep this supplement with your prospectus.